Related Party Transactions	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions

5. RELATED PARTY TRANSACTIONS

The Trust pays all routine expenses, such as legal, accounting, printing, postage and similar administrative expenses (including the Trustee's fees, the charges of an outside accounting services agency and the expenses of updating the Trust's Prospectus), as well as extraordinary costs. At June 30, 2013 and December 31, 2012, the Managing Owner is owed $18,090 and $130,021, respectively, from the Trust in connection with such expenses it has paid on the Trust's behalf (and is included in "Due to Managing Owner" in the Statements of Financial Condition).

Series 1 Unitholders who redeem Units at or prior to the end of the first eleven months after such Units are sold shall be assessed redemption charges calculated based on their redeemed Units' net asset value as of the date of redemption. All redemption charges will be paid to the Managing Owner. At December 31, 2012, $11,982 was owed to the Managing Owner (and is included in "Due to Managing Owner" in the Statements of Financial Condition). There was no redemption charge payable at June 30, 2013.